6. Operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses Details Abstract
Inventories at beginning of each year	$ 454,703	$ 408,928	$ 335,398
Purchases	10,389,171	3,376,246	861,551
Operating expenses	8,914,563	6,648,172	7,209,955
Total	19,303,734	10,024,418	8,071,506
Inventories at the end of each year	(801,763)	(454,703)	(408,928)
Cost of sales	$ 18,956,674	$ 9,978,643	$ 7,997,976